Note 9 - Federal Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	34.00%	34.00%	34.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ 1,143,000
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	70,000			485,000	588,000
Increase Tax Expense [Member]
Other Tax Expense (Benefit)		485,000